Acquisitions - Pro Forma Statement (Details) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Acquisition Details
Cost of sales	$ 465,400					$ 465,400
Inventory obsolescence	25,145		$ 28,837	$ 93,110		25,145	$ 165,271
Gross loss	41,860					41,860
Operating expenses	1,158,299					4,577,323
Loss from operations	(4,619,183)					(4,619,183)
Other expenses	535,142					535,142
Loss before income tax provision	(5,154,325)					(5,154,325)
Income tax provision
Net loss	$ (1,263,260)	$ (2,332,064)		$ (5,507,781)	$ (3,140,693)	$ (5,154,325)
Net Income (Loss) per Common Share - Basic and Diluted	$ (0.01)	$ (0.03)	$ (0.00)	$ (0.01)		$ (0.00)	$ (0.01)
Weighted Average Shares Outstanding	99,757,126	68,366,399	629,289,895	855,469,994		1,605,719,345	813,528,472